Schedule of Investments(a)
September 30, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–46.50%
Aerospace & Defense–0.62%
BAE Systems Holdings, Inc. (United Kingdom), 3.85%, 12/15/2025(b)	$2,000	$1,980
BAE Systems PLC (United Kingdom), 5.13%, 03/26/2029(b)	200,000	205,877
Boeing Co. (The),
6.26%, 05/01/2027(b)	15,000	15,497
6.30%, 05/01/2029(b)	28,000	29,468
6.39%, 05/01/2031(b)	3,000	3,191
6.53%, 05/01/2034(b)	111,000	119,174
Howmet Aerospace, Inc., 4.85%, 10/15/2031	23,000	23,492
L3Harris Technologies, Inc., 5.40%, 07/31/2033	8,000	8,360
Lockheed Martin Corp.,
5.10%, 11/15/2027	7,000	7,249
4.50%, 02/15/2029	31,000	31,581
4.80%, 08/15/2034	51,000	52,312
5.90%, 11/15/2063	5,000	5,790
RTX Corp.,
5.75%, 01/15/2029	10,000	10,602
6.00%, 03/15/2031	9,000	9,792
5.15%, 02/27/2033	7,000	7,280
6.40%, 03/15/2054	9,000	10,634
TransDigm, Inc.,
6.75%, 08/15/2028(b)	81,000	83,473
6.38%, 03/01/2029(b)	97,000	100,198
6.63%, 03/01/2032(b)	89,000	92,791
6.00%, 01/15/2033(b)	108,000	109,611
		928,352
Agricultural & Farm Machinery–0.07%
AGCO Corp.,
5.45%, 03/21/2027	7,000	7,147
5.80%, 03/21/2034	31,000	32,431
John Deere Capital Corp., 5.10%, 04/11/2034	64,000	67,037
		106,615
Air Freight & Logistics–0.25%
GXO Logistics, Inc.,
6.25%, 05/06/2029	87,000	91,604
6.50%, 05/06/2034	52,000	55,346
United Parcel Service, Inc.,
5.15%, 05/22/2034	59,000	62,041
5.50%, 05/22/2054	103,000	109,976
5.60%, 05/22/2064	48,000	51,496
		370,463
Application Software–0.22%
Cadence Design Systems, Inc., 4.70%, 09/10/2034	54,000	54,358
Intuit, Inc., 5.20%, 09/15/2033	13,000	13,718
Roper Technologies, Inc.,
4.50%, 10/15/2029	57,000	57,378
4.75%, 02/15/2032	35,000	35,425
4.90%, 10/15/2034	117,000	117,865
	Principal Amount	Value
Application Software–(continued)
SS&C Technologies, Inc., 6.50%, 06/01/2032(b)	$44,000	$45,524
		324,268
Asset Management & Custody Banks–0.62%
Affiliated Managers Group, Inc., 5.50%, 08/20/2034	312,000	315,993
Ameriprise Financial, Inc.,
5.70%, 12/15/2028	29,000	30,701
5.15%, 05/15/2033	9,000	9,381
Ares Capital Corp.,
5.88%, 03/01/2029	26,000	26,634
5.95%, 07/15/2029	46,000	47,241
Bank of New York Mellon Corp. (The),
4.89%, 07/21/2028(c)	147,000	149,756
4.98%, 03/14/2030(c)	8,000	8,265
5.06%, 07/22/2032(c)	87,000	90,049
5.83%, 10/25/2033(c)	5,000	5,418
5.19%, 03/14/2035(c)	7,000	7,270
5.61%, 07/21/2039(c)	74,000	77,704
Series J, 4.97%, 04/26/2034(c)	8,000	8,198
Series I, 3.75%(c)(d)	3,000	2,839
Blackstone Secured Lending Fund,
2.13%, 02/15/2027	51,000	47,545
5.88%, 11/15/2027	60,000	61,032
Brookfield Corp. (Canada), 4.00%, 01/15/2025	4,000	3,985
Northern Trust Corp., 6.13%, 11/02/2032	2,000	2,209
State Street Corp.,
5.68%, 11/21/2029(c)	28,000	29,559
6.12%, 11/21/2034(c)	9,000	9,832
		933,611
Automobile Manufacturers–1.93%
American Honda Finance Corp., 4.90%, 01/10/2034	10,000	10,177
Daimler Truck Finance North America LLC (Germany),
5.15%, 01/16/2026(b)	150,000	151,345
5.00%, 01/15/2027(b)	150,000	152,297
Ford Motor Credit Co. LLC,
6.95%, 06/10/2026	242,000	249,236
7.35%, 11/04/2027	209,000	221,984
6.80%, 05/12/2028	339,000	355,307
6.80%, 11/07/2028	200,000	211,238
7.20%, 06/10/2030	49,000	52,818
Hyundai Capital America,
5.88%, 04/07/2025(b)	2,000	2,008
5.60%, 03/30/2028(b)	7,000	7,234
5.35%, 03/19/2029(b)	9,000	9,275
5.80%, 04/01/2030(b)	6,000	6,323

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Automobile Manufacturers–(continued)
Mercedes-Benz Finance North America LLC (Germany),
5.10%, 08/03/2028(b)	$256,000	$263,235
4.85%, 01/11/2029(b)	145,000	147,877
5.00%, 01/11/2034(b)	150,000	151,570
5.13%, 08/01/2034(b)	204,000	206,678
PACCAR Financial Corp., 4.00%, 09/26/2029	147,000	146,679
Toyota Motor Credit Corp.,
5.25%, 09/11/2028	9,000	9,382
4.55%, 08/09/2029	73,000	74,196
5.10%, 03/21/2031	8,000	8,339
Volkswagen Group of America Finance LLC (Germany),
5.25%, 03/22/2029(b)	200,000	204,273
5.60%, 03/22/2034(b)	236,000	241,624
		2,883,095
Automotive Parts & Equipment–0.55%
ERAC USA Finance LLC,
5.00%, 02/15/2029(b)	26,000	26,808
4.90%, 05/01/2033(b)	7,000	7,139
5.20%, 10/30/2034(b)	37,000	38,602
PHINIA, Inc., 6.63%, 10/15/2032(b)	27,000	27,243
ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(b)	150,000	151,540
7.13%, 04/14/2030(b)	235,000	243,781
6.75%, 04/23/2030(b)	127,000	128,166
6.88%, 04/23/2032(b)	203,000	203,843
		827,122
Automotive Retail–0.15%
Advance Auto Parts, Inc., 5.95%, 03/09/2028	41,000	41,636
AutoZone, Inc., 5.20%, 08/01/2033	9,000	9,251
O’Reilly Automotive, Inc., 5.00%, 08/19/2034	176,000	178,192
		229,079
Biotechnology–0.20%
AbbVie, Inc.,
4.80%, 03/15/2029	47,000	48,383
4.95%, 03/15/2031	53,000	55,124
5.05%, 03/15/2034	35,000	36,571
5.35%, 03/15/2044	20,000	21,113
5.40%, 03/15/2054	58,000	61,549
5.50%, 03/15/2064	45,000	48,089
Amgen, Inc.,
5.15%, 03/02/2028	8,000	8,240
5.25%, 03/02/2030	6,000	6,262
Gilead Sciences, Inc.,
5.25%, 10/15/2033	9,000	9,496
5.55%, 10/15/2053	7,000	7,521
		302,348
Brewers–0.00%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	3,000	4,037
	Principal Amount	Value
Building Products–0.01%
Carrier Global Corp., 5.90%, 03/15/2034	$9,000	$9,829
Lennox International, Inc., 5.50%, 09/15/2028	10,000	10,429
		20,258
Cable & Satellite–0.17%
CCO Holdings LLC/CCO Holdings Capital Corp.,
6.38%, 09/01/2029(b)	80,000	80,151
7.38%, 03/01/2031(b)	90,000	92,205
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.65%, 02/01/2034	31,000	32,463
Comcast Corp., 5.50%, 11/15/2032	8,000	8,568
Cox Communications, Inc.,
5.70%, 06/15/2033(b)	6,000	6,191
5.80%, 12/15/2053(b)	31,000	30,546
		250,124
Cargo Ground Transportation–0.04%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
4.00%, 07/15/2025(b)	4,000	3,976
5.75%, 05/24/2026(b)	6,000	6,112
5.35%, 01/12/2027(b)	7,000	7,136
5.70%, 02/01/2028(b)	6,000	6,216
5.55%, 05/01/2028(b)	8,000	8,278
6.05%, 08/01/2028(b)	8,000	8,423
6.20%, 06/15/2030(b)	6,000	6,481
Ryder System, Inc., 6.60%, 12/01/2033	10,000	11,166
		57,788
Commercial & Residential Mortgage Finance–0.19%
Aviation Capital Group LLC,
6.25%, 04/15/2028(b)	7,000	7,318
6.75%, 10/25/2028(b)	21,000	22,445
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(c)	200,000	208,278
Radian Group, Inc., 6.20%, 05/15/2029	43,000	44,955
		282,996
Commodity Chemicals–0.03%
Mativ Holdings, Inc., 8.00%, 10/01/2029(b)	48,000	49,052
Communications Equipment–0.01%
Cisco Systems, Inc., 5.30%, 02/26/2054	8,000	8,494
Computer & Electronics Retail–0.01%
Dell International LLC/EMC Corp.,
6.02%, 06/15/2026	2,000	2,049
5.30%, 10/01/2029	4,000	4,167
Leidos, Inc., 5.75%, 03/15/2033	8,000	8,421
		14,637
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Construction Machinery & Heavy Transportation Equipment– 0.03%
Cummins, Inc.,
4.90%, 02/20/2029	$7,000	$7,240
5.45%, 02/20/2054	29,000	30,701
		37,941
Consumer Electronics–0.28%
LG Electronics, Inc. (South Korea),
5.63%, 04/24/2027(b)	200,000	205,621
5.63%, 04/24/2029(b)	200,000	208,740
		414,361
Consumer Finance–0.30%
American Express Co.,
5.65%, 04/23/2027(c)	75,000	76,459
5.53%, 04/25/2030(c)	66,000	69,196
5.92%, 04/25/2035(c)	60,000	64,026
Capital One Financial Corp., 7.15%, 10/29/2027(c)	7,000	7,380
FirstCash, Inc., 6.88%, 03/01/2032(b)	220,000	226,681
General Motors Financial Co., Inc., 5.40%, 04/06/2026	5,000	5,063
		448,805
Consumer Staples Merchandise Retail–0.01%
Dollar General Corp., 5.50%, 11/01/2052	7,000	6,707
Target Corp., 4.80%, 01/15/2053	7,000	6,892
		13,599
Distillers & Vintners–0.00%
Constellation Brands, Inc., 4.90%, 05/01/2033	6,000	6,066
Distributors–0.15%
Genuine Parts Co.,
6.50%, 11/01/2028	41,000	44,221
4.95%, 08/15/2029	150,000	152,638
6.88%, 11/01/2033	20,000	23,001
		219,860
Diversified Banks–11.54%
Australia and New Zealand Banking Group Ltd. (Australia),
6.74%, 12/08/2032(b)(e)	387,000	430,618
5.20%, 09/30/2035(b)(c)	769,000	766,137
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 9.38%(c)(d)	200,000	221,308
Banco Santander S.A. (Spain),
5.55%, 03/14/2028(c)	200,000	204,422
9.63%(c)(d)	200,000	222,760
9.63%(c)(d)	200,000	235,629
Bank of America Corp.,
6.22% (SOFR + 1.05%), 02/04/2028(f)	2,000	2,012
4.95%, 07/22/2028(c)	2,000	2,036
5.20%, 04/25/2029(c)	8,000	8,228
4.27%, 07/23/2029(c)	4,000	3,990
5.43%, 08/15/2035(c)	208,000	213,303
7.75%, 05/14/2038	232,000	293,288
Principal Amount		Value
Diversified Banks–(continued)
Bank of Montreal (Canada),
5.30%, 06/05/2026	$5,000	$5,094
7.70%, 05/26/2084(c)	365,000	386,090
7.30%, 11/26/2084(c)	207,000	218,598
Bank of Nova Scotia (The) (Canada),
8.63%, 10/27/2082(c)(e)	306,000	331,748
8.00%, 01/27/2084(c)	54,000	57,988
Banque Federative du Credit Mutuel S.A. (France), 5.19%, 02/16/2028(b)	283,000	290,410
Barclays PLC (United Kingdom), 6.69%, 09/13/2034(c)	207,000	230,322
BBVA Bancomer S.A. (Mexico), 8.13%, 01/08/2039(b)(c)	225,000	238,655
BPCE S.A. (France),
5.84% (SOFR + 0.57%), 01/14/2025(b)(f)	250,000	250,207
5.20%, 01/18/2027(b)	250,000	254,771
5.72%, 01/18/2030(b)(c)	253,000	261,403
Citigroup, Inc.,
4.08%, 04/23/2029(c)	3,000	2,971
5.17%, 02/13/2030(c)	17,000	17,467
4.54%, 09/19/2030(c)	299,000	299,415
6.17%, 05/25/2034(c)	12,000	12,809
5.83%, 02/13/2035(c)	51,000	53,281
5.41%, 09/19/2039(c)(e)	376,000	375,082
Series AA, 7.63%(c)(d)	89,000	95,308
Series BB, 7.20%(c)(d)	105,000	111,433
Series DD, 7.00%(c)(d)	188,000	201,650
Series V, 4.70%(c)(d)	45,000	44,817
Series Z, 7.38%(c)(d)	99,000	104,174
Comerica, Inc., 5.98%, 01/30/2030(c)	8,000	8,249
Cooperatieve Rabobank U.A. (Netherlands), 3.65%, 04/06/2028(b)(c)	250,000	245,493
Credit Agricole S.A. (France),
4.38%, 03/17/2025(b)	310,000	308,568
5.34%, 01/10/2030(b)(c)	317,000	326,313
6.25%, 01/10/2035(b)(c)	250,000	266,917
6.70%(b)(c)(d)	508,000	508,402
Discover Bank, 4.65%, 09/13/2028	116,000	116,075
Federation des caisses Desjardins du Quebec (Canada), 4.55%, 08/23/2027(b)	337,000	338,560
Fifth Third Bancorp,
2.38%, 01/28/2025	3,000	2,976
1.71%, 11/01/2027(c)	3,000	2,839
6.34%, 07/27/2029(c)	2,000	2,127
4.77%, 07/28/2030(c)	7,000	7,056
5.63%, 01/29/2032(c)	4,000	4,179
HSBC Holdings PLC (United Kingdom),
5.60%, 05/17/2028(c)	224,000	230,321
5.21%, 08/11/2028(c)	207,000	211,254
6.33%, 03/09/2044(c)	315,000	356,048
6.00%(c)(d)	200,000	201,388
6.95%(c)(d)	200,000	206,503
Series, 6.88%(c)(d)	216,000	223,043
ING Groep N.V. (Netherlands), 5.34%, 03/19/2030(c)	200,000	207,075
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
JPMorgan Chase & Co.,
3.63%, 12/01/2027	$2,000	$1,970
3.78%, 02/01/2028(c)	3,000	2,968
5.57%, 04/22/2028(c)	54,000	55,685
4.85%, 07/25/2028(c)	2,000	2,035
5.30%, 07/24/2029(c)	9,000	9,315
6.09%, 10/23/2029(c)	7,000	7,464
5.01%, 01/23/2030(c)	7,000	7,181
5.58%, 04/22/2030(c)	43,000	45,142
5.00%, 07/22/2030(c)	147,000	151,184
5.72%, 09/14/2033(c)	5,000	5,303
5.34%, 01/23/2035(c)	8,000	8,365
Series W, 6.38% (3 mo. Term SOFR + 1.26%), 05/15/2047(f)	3,000	2,714
Series NN, 6.88%(c)(d)	33,000	35,468
KeyCorp,
6.32% (SOFR + 1.25%), 05/23/2025(f)	8,000	8,013
2.55%, 10/01/2029	5,000	4,532
Manufacturers & Traders Trust Co.,
2.90%, 02/06/2025	250,000	247,924
4.70%, 01/27/2028	230,000	231,267
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.02%, 07/20/2028(c)	200,000	204,131
5.26%, 04/17/2030(c)	276,000	285,540
5.43%, 04/17/2035(c)	292,000	307,106
8.20%(c)(d)	158,000	174,784
Mizuho Financial Group, Inc. (Japan),
5.78%, 07/06/2029(c)	200,000	209,265
5.38%, 07/10/2030(c)	200,000	207,456
5.59%, 07/10/2035(c)	268,000	282,852
Morgan Stanley Bank N.A., 5.88%, 10/30/2026(e)	291,000	301,560
Multibank, Inc. (Panama), 7.75%, 02/03/2028(b)	200,000	210,197
Nordea Bank Abp (Finland), 6.30%(b)(c)(d)	200,000	198,718
Panama Infrastructure Receivable Purchaser PLC (United Kingdom), 0.00%, 04/05/2032(b)(g)	397,000	277,763
PNC Financial Services Group, Inc. (The),
6.62%, 10/20/2027(c)	9,000	9,407
5.58%, 06/12/2029(c)	9,000	9,370
6.04%, 10/28/2033(c)	2,000	2,162
5.07%, 01/24/2034(c)	4,000	4,057
6.88%, 10/20/2034(c)	9,000	10,309
Series V, 6.20%(c)(d)	8,000	8,164
Series W, 6.25%(c)(d)	9,000	9,162
Royal Bank of Canada (Canada),
5.94% (SOFR + 0.71%), 01/21/2027(f)	2,000	2,001
4.95%, 02/01/2029	5,000	5,158
5.00%, 02/01/2033	4,000	4,141
7.50%, 05/02/2084(c)(e)	338,000	361,798
Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(b)(c)	200,000	205,413
7.75%(b)(c)(d)	288,000	300,956
Sumitomo Mitsui Financial Group, Inc. (Japan), 6.60%(c)(d)	285,000	300,583
	Principal Amount	Value
Diversified Banks–(continued)
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 09/14/2026(b)	$200,000	$205,311
5.55%, 09/14/2028(b)	237,000	247,358
5.20%, 03/07/2029(b)	200,000	207,208
5.35%, 03/07/2034(b)	200,000	210,587
Synovus Bank, 5.63%, 02/15/2028	250,000	251,439
Toronto-Dominion Bank (The) (Canada),
5.15%, 09/10/2034(c)	137,000	138,651
8.13%, 10/31/2082(c)	247,000	265,602
7.25%, 07/31/2084(c)	262,000	273,620
U.S. Bancorp,
5.78%, 06/12/2029(c)	9,000	9,435
5.38%, 01/23/2030(c)	12,000	12,465
4.97%, 07/22/2033(c)	5,000	4,992
UBS AG (Switzerland), 5.65%, 09/11/2028	200,000	209,899
Wells Fargo & Co.,
5.71%, 04/22/2028(c)	33,000	34,081
4.81%, 07/25/2028(c)	4,000	4,048
5.57%, 07/25/2029(c)	9,000	9,366
6.30%, 10/23/2029(c)	9,000	9,632
5.20%, 01/23/2030(c)	8,000	8,249
4.90%, 07/25/2033(c)	4,000	4,047
5.39%, 04/24/2034(c)	9,000	9,339
5.56%, 07/25/2034(c)	21,000	22,041
5.50%, 01/23/2035(c)	11,000	11,535
6.85%(c)(d)	112,000	117,175
7.63%(c)(d)	9,000	9,824
Westpac Banking Corp. (Australia), 6.82%, 11/17/2033	30,000	33,958
		17,249,255
Diversified Capital Markets–1.35%
SMBC Aviation Capital Finance DAC (Ireland),
5.30%, 04/03/2029(b)	200,000	205,520
5.55%, 04/03/2034(b)	388,000	400,724
UBS Group AG (Switzerland),
5.43%, 02/08/2030(b)(c)	200,000	206,819
6.30%, 09/22/2034(b)(c)	217,000	238,266
5.70%, 02/08/2035(b)(c)	200,000	211,194
Series 28, 9.25%(b)(c)(d)	200,000	221,620
Series 31, 7.75%(b)(c)(d)	275,000	294,719
Series 33, 9.25%(b)(c)(d)	201,000	237,549
		2,016,411
Diversified Financial Services–1.04%
Apollo Debt Solutions BDC, 6.90%, 04/13/2029(b)	8,000	8,319
Apollo Global Management, Inc.,
6.38%, 11/15/2033	26,000	28,981
5.80%, 05/21/2054	63,000	67,226
Avolon Holdings Funding Ltd. (Ireland),
6.38%, 05/04/2028(b)	21,000	21,959
5.75%, 03/01/2029(b)	62,000	63,935
5.75%, 11/15/2029(b)	77,000	79,501
BlackRock Funding, Inc.,
4.90%, 01/08/2035	50,000	51,644
5.35%, 01/08/2055	48,000	50,568
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/2029(b)	78,000	78,398
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Diversified Financial Services–(continued)
Corebridge Financial, Inc.,
6.05%, 09/15/2033	$13,000	$13,869
5.75%, 01/15/2034	31,000	32,696
Gabon Blue Bond Master Trust, Series 2, 6.10%, 08/01/2038(b)	341,000	343,921
LPL Holdings, Inc., 5.70%, 05/20/2027	79,000	80,764
Macquarie Airfinance Holdings Ltd. (United Kingdom),
6.40%, 03/26/2029(b)	53,000	55,201
5.15%, 03/17/2030(b)	171,000	171,516
6.50%, 03/26/2031(b)	62,000	65,486
Nuveen LLC,
5.55%, 01/15/2030(b)	31,000	32,472
5.85%, 04/15/2034(b)	53,000	56,154
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)	245,000	245,784
		1,548,394
Diversified Metals & Mining–0.24%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028	22,000	22,765
5.25%, 09/08/2030	10,000	10,551
5.25%, 09/08/2033	31,000	32,501
Corporacion Nacional del Cobre de Chile (Chile), 5.13%, 02/02/2033(b)	200,000	200,042
Glencore Funding LLC (Australia),
5.37%, 04/04/2029(b)	32,000	33,096
5.63%, 04/04/2034(b)	28,000	29,239
5.89%, 04/04/2054(b)	24,000	25,275
		353,469
Diversified REITs–0.17%
Brixmor Operating Partnership L.P.,
4.13%, 05/15/2029	3,000	2,938
5.75%, 02/15/2035	30,000	31,608
Trust Fibra Uno (Mexico), 5.25%, 01/30/2026(b)	200,000	199,911
VICI Properties L.P.,
5.75%, 04/01/2034	7,000	7,337
6.13%, 04/01/2054	7,000	7,343
		249,137
Diversified Support Services–0.31%
Element Fleet Management Corp. (Canada), 6.32%, 12/04/2028(b)	17,000	18,125
Ritchie Bros. Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	23,000	23,807
7.75%, 03/15/2031(b)	58,000	61,843
Stena International S.A. (Sweden), 7.63%, 02/15/2031(b)	344,000	361,332
		465,107
Drug Retail–0.19%
CK Hutchison International (23) Ltd. (United Kingdom), 4.88%, 04/21/2033(b)	215,000	217,091
CVS Pass-Through Trust, 5.77%, 01/10/2033(b)	67,286	68,306
		285,397
Principal Amount		Value
Electric Utilities–2.65%
AEP Texas, Inc., 3.95%, 06/01/2028(b)	$162,000	$159,955
Alabama Power Co., 5.85%, 11/15/2033	8,000	8,727
Alexander Funding Trust II, 7.47%, 07/31/2028(b)	202,000	218,357
American Electric Power Co., Inc.,
5.75%, 11/01/2027	7,000	7,319
5.20%, 01/15/2029	16,000	16,517
CenterPoint Energy Houston Electric LLC,
5.20%, 10/01/2028	7,000	7,281
Series AJ, 4.85%, 10/01/2052	6,000	5,705
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	8,000	8,562
5.90%, 11/15/2053	10,000	11,079
Constellation Energy Generation LLC,
6.13%, 01/15/2034	7,000	7,698
6.50%, 10/01/2053	8,000	9,260
5.75%, 03/15/2054	41,000	43,420
Dominion Energy South Carolina, Inc., 6.25%, 10/15/2053	7,000	8,172
Duke Energy Carolinas LLC, 5.35%, 01/15/2053	7,000	7,233
Duke Energy Corp.,
4.85%, 01/05/2029	20,000	20,417
5.00%, 08/15/2052	6,000	5,686
6.45%, 09/01/2054(c)	12,000	12,490
Duke Energy Indiana LLC, 5.40%, 04/01/2053	7,000	7,216
Edison International, 7.88%, 06/15/2054(c)	136,000	143,198
Electricite de France S.A. (France), 9.13%(b)(c)(d)	200,000	228,159
Enel Finance International N.V. (Italy), 6.80%, 10/14/2025(b)	200,000	204,884
Entergy Corp., 7.13%, 12/01/2054(c)	53,000	55,085
Entergy Louisiana LLC, 5.15%, 09/15/2034	75,000	77,310
Entergy Texas, Inc., 5.55%, 09/15/2054	63,000	65,358
Evergy Metro, Inc., 4.95%, 04/15/2033	7,000	7,122
Eversource Energy, 5.50%, 01/01/2034	14,000	14,541
Exelon Corp.,
5.15%, 03/15/2029	20,000	20,731
5.45%, 03/15/2034	18,000	18,890
5.60%, 03/15/2053	26,000	27,083
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(b)	5,000	5,125
FirstEnergy Transmission LLC,
4.55%, 01/15/2030(b)	68,000	68,624
5.00%, 01/15/2035(b)	78,000	79,241
Florida Power & Light Co., 4.80%, 05/15/2033	7,000	7,171
Georgia Power Co., 4.95%, 05/17/2033	8,000	8,227
MidAmerican Energy Co.,
5.35%, 01/15/2034	8,000	8,497
5.85%, 09/15/2054	9,000	10,033
5.30%, 02/01/2055	19,000	19,670
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Electric Utilities–(continued)
National Rural Utilities Cooperative Finance Corp.,
4.85%, 02/07/2029	$39,000	$40,024
5.00%, 02/07/2031	35,000	36,617
5.80%, 01/15/2033	5,000	5,420
5.00%, 08/15/2034	145,000	148,813
7.13%, 09/15/2053(c)	148,000	155,855
NextEra Energy Capital Holdings, Inc.,
6.05%, 03/01/2025	9,000	9,039
4.90%, 03/15/2029	57,000	58,473
5.25%, 03/15/2034	62,000	64,419
5.55%, 03/15/2054	59,000	61,698
6.75%, 06/15/2054(c)	47,000	50,835
Niagara Mohawk Power Corp., 5.29%, 01/17/2034(b)	19,000	19,402
Ohio Power Co., 5.65%, 06/01/2034	54,000	57,107
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	209,000	220,571
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/2033	12,000	12,945
Pacific Gas and Electric Co., 5.90%, 10/01/2054	68,000	70,509
PacifiCorp,
5.10%, 02/15/2029	20,000	20,672
5.30%, 02/15/2031	11,000	11,455
5.45%, 02/15/2034	27,000	28,073
5.80%, 01/15/2055	18,000	18,902
PPL Capital Funding, Inc., 5.25%, 09/01/2034	41,000	42,242
Public Service Co. of Colorado, 5.25%, 04/01/2053	8,000	8,079
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	7,000	7,421
Public Service Electric and Gas Co., 5.13%, 03/15/2053	6,000	6,118
San Diego Gas & Electric Co.,
5.35%, 04/01/2053	16,000	16,449
5.55%, 04/15/2054	51,000	53,952
Sierra Pacific Power Co., 5.90%, 03/15/2054	8,000	8,773
Southern Co. (The),
5.70%, 10/15/2032	6,000	6,433
4.85%, 03/15/2035	127,000	128,087
Southwestern Electric Power Co., 5.30%, 04/01/2033	8,000	8,263
Union Electric Co.,
5.20%, 04/01/2034	68,000	71,112
5.13%, 03/15/2055	89,000	89,214
Virginia Electric and Power Co.,
5.00%, 04/01/2033	8,000	8,199
5.35%, 01/15/2054	10,000	10,242
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)	500,000	499,603
7.75%, 10/15/2031(b)	88,000	94,808
6.88%, 04/15/2032(b)	124,000	130,541
6.95%, 10/15/2033(b)	9,000	10,154
6.00%, 04/15/2034(b)	32,000	34,222
		3,958,784
	Principal Amount	Value
Electrical Components & Equipment–0.01%
Regal Rexnord Corp.,
6.30%, 02/15/2030	$7,000	$7,449
6.40%, 04/15/2033	7,000	7,492
		14,941
Electronic Manufacturing Services–0.07%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	100,000	103,234
Environmental & Facilities Services–0.07%
Republic Services, Inc.,
4.88%, 04/01/2029	21,000	21,599
5.00%, 12/15/2033	18,000	18,564
5.00%, 04/01/2034	6,000	6,182
Veralto Corp.,
5.50%, 09/18/2026	30,000	30,690
5.35%, 09/18/2028	20,000	20,836
5.45%, 09/18/2033	9,000	9,447
		107,318
Financial Exchanges & Data–0.03%
Intercontinental Exchange, Inc.,
4.95%, 06/15/2052	5,000	4,982
5.20%, 06/15/2062	9,000	9,224
Moody’s Corp., 5.25%, 07/15/2044	2,000	2,035
Nasdaq, Inc.,
5.35%, 06/28/2028	7,000	7,275
5.55%, 02/15/2034	7,000	7,387
5.95%, 08/15/2053	7,000	7,625
6.10%, 06/28/2063	6,000	6,617
S&P Global, Inc.,
3.70%, 03/01/2052	3,000	2,451
3.90%, 03/01/2062	4,000	3,251
		50,847
Food Retail–0.51%
Kroger Co. (The),
4.65%, 09/15/2029	287,000	288,660
4.90%, 09/15/2031	108,000	108,735
5.00%, 09/15/2034	115,000	116,004
5.50%, 09/15/2054	116,000	116,828
5.65%, 09/15/2064	137,000	137,834
		768,061
Gas Utilities–0.08%
Atmos Energy Corp.,
5.90%, 11/15/2033	9,000	9,896
6.20%, 11/15/2053	9,000	10,390
5.00%, 12/15/2054	83,000	81,167
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	9,000	9,423
Southwest Gas Corp., 5.45%, 03/23/2028	6,000	6,194
		117,070
Health Care Distributors–0.06%
Cardinal Health, Inc., 5.45%, 02/15/2034	10,000	10,465
Cencora, Inc., 5.13%, 02/15/2034	13,000	13,393
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Health Care Distributors–(continued)
McKesson Corp., 4.25%, 09/15/2029	$70,000	$70,200
		94,058
Health Care Equipment–0.16%
Smith & Nephew PLC (United Kingdom), 5.40%, 03/20/2034	62,000	64,503
Stryker Corp.,
4.25%, 09/11/2029	49,000	49,120
4.63%, 09/11/2034	121,000	121,575
		235,198
Health Care Facilities–0.28%
Adventist Health System, 5.76%, 12/01/2034	33,000	34,406
HCA, Inc.,
5.45%, 09/15/2034	31,000	31,909
5.90%, 06/01/2053	7,000	7,307
Universal Health Services, Inc.,
4.63%, 10/15/2029	115,000	114,328
5.05%, 10/15/2034	204,000	200,330
UPMC,
5.04%, 05/15/2033	22,000	22,473
5.38%, 05/15/2043	11,000	11,465
		422,218
Health Care REITs–0.05%
Alexandria Real Estate Equities, Inc.,
5.25%, 05/15/2036	7,000	7,124
5.63%, 05/15/2054	57,000	58,450
DOC DR LLC, 4.30%, 03/15/2027	2,000	1,998
		67,572
Health Care Services–0.93%
CommonSpirit Health,
5.32%, 12/01/2034	109,000	112,684
5.55%, 12/01/2054	35,000	36,292
CVS Health Corp.,
5.00%, 01/30/2029	9,000	9,192
5.25%, 01/30/2031	6,000	6,181
5.30%, 06/01/2033	8,000	8,178
6.00%, 06/01/2063	6,000	6,123
DaVita, Inc., 6.88%, 09/01/2032(b)	166,000	171,628
Icon Investments Six DAC,
5.81%, 05/08/2027	200,000	206,411
5.85%, 05/08/2029	209,000	219,740
6.00%, 05/08/2034	200,000	212,861
Laboratory Corp. of America Holdings,
4.35%, 04/01/2030	248,000	245,928
4.80%, 10/01/2034	98,000	96,903
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	25,000	17,315
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	39,000	24,802
Quest Diagnostics, Inc., 6.40%, 11/30/2033	9,000	10,065
		1,384,303
	Principal Amount	Value
Health Care Supplies–0.19%
Solventum Corp.,
5.45%, 02/25/2027(b)	$47,000	$47,977
5.40%, 03/01/2029(b)	92,000	94,677
5.60%, 03/23/2034(b)	74,000	76,662
5.90%, 04/30/2054(b)	12,000	12,439
6.00%, 05/15/2064(b)	58,000	59,939
		291,694
Home Improvement Retail–0.09%
Americold Realty Operating Partnership L.P., 5.41%, 09/12/2034	88,000	88,324
Home Depot, Inc. (The), 4.90%, 04/15/2029	22,000	22,804
Lowe’s Cos., Inc.,
5.75%, 07/01/2053	7,000	7,394
5.80%, 09/15/2062	4,000	4,195
5.85%, 04/01/2063	6,000	6,365
		129,082
Homefurnishing Retail–0.02%
Wayfair LLC, 7.25%, 10/31/2029(b)	29,000	29,782
Hotel & Resort REITs–0.08%
Phillips Edison Grocery Center Operating Partnership I L.P.,
5.75%, 07/15/2034	22,000	22,991
4.95%, 01/15/2035	99,000	97,315
		120,306
Hotels, Resorts & Cruise Lines–0.36%
Carnival Corp., 7.00%, 08/15/2029(b)	22,000	23,396
Choice Hotels International, Inc., 5.85%, 08/01/2034	54,000	55,713
Hilton Domestic Operating Co., Inc.,
5.88%, 04/01/2029(b)	40,000	41,037
6.13%, 04/01/2032(b)	62,000	63,885
Marriott International, Inc.,
4.88%, 05/15/2029	9,000	9,182
4.80%, 03/15/2030	78,000	79,139
5.30%, 05/15/2034	16,000	16,493
5.35%, 03/15/2035	79,000	81,001
Royal Caribbean Cruises Ltd.,
6.25%, 03/15/2032(b)	38,000	39,443
6.00%, 02/01/2033(b)	128,000	131,303
		540,592
Independent Power Producers & Energy Traders–0.01%
Vistra Corp., 7.00%(b)(c)(d)	21,000	21,455
Industrial Conglomerates–0.12%
Honeywell International, Inc.,
4.88%, 09/01/2029	54,000	55,986
4.95%, 09/01/2031	62,000	64,868
5.00%, 03/01/2035	54,000	56,231
		177,085
Industrial Machinery & Supplies & Components–0.06%
Ingersoll Rand, Inc.,
5.20%, 06/15/2027	53,000	54,338
5.40%, 08/14/2028	6,000	6,256
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Industrial Machinery & Supplies & Components–(continued)
Nordson Corp.,
5.60%, 09/15/2028	$7,000	$7,317
5.80%, 09/15/2033	9,000	9,715
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	8,000	8,329
		85,955
Industrial REITs–0.00%
LXP Industrial Trust, 6.75%, 11/15/2028	7,000	7,493
Insurance Brokers–0.04%
Arthur J. Gallagher & Co., 6.75%, 02/15/2054	8,000	9,432
AssuredPartners, Inc., 7.50%, 02/15/2032(b)	27,000	27,773
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033	10,000	10,639
5.45%, 03/15/2053	6,000	6,250
5.70%, 09/15/2053	7,000	7,532
		61,626
Integrated Oil & Gas–0.90%
BP Capital Markets America, Inc., 4.81%, 02/13/2033	8,000	8,110
Ecopetrol S.A. (Colombia),
4.63%, 11/02/2031	11,000	9,451
8.88%, 01/13/2033	297,000	318,675
8.38%, 01/19/2036	109,000	111,521
5.88%, 05/28/2045	12,000	9,016
Occidental Petroleum Corp.,
5.20%, 08/01/2029	29,000	29,503
5.38%, 01/01/2032	65,000	65,946
5.55%, 10/01/2034	42,000	42,670
6.45%, 09/15/2036	24,000	25,938
4.63%, 06/15/2045	9,000	7,477
6.05%, 10/01/2054	27,000	27,434
Petroleos Mexicanos (Mexico), 8.75%, 06/02/2029	84,970	86,080
Saudi Arabian Oil Co. (Saudi Arabia),
5.25%, 07/17/2034(b)	200,000	205,955
5.75%, 07/17/2054(b)	200,000	202,906
5.88%, 07/17/2064(b)	200,000	202,638
		1,353,320
Integrated Telecommunication Services–0.15%
AT&T, Inc.,
4.30%, 02/15/2030	4,000	3,997
5.40%, 02/15/2034	9,000	9,447
Verizon Communications, Inc., 2.85%, 09/03/2041	4,000	3,010
Zegona Finance PLC (United Kingdom), 8.63%, 07/15/2029(b)	200,000	213,875
		230,329
	Principal Amount	Value
Interactive Media & Services–0.42%
Meta Platforms, Inc.,
4.30%, 08/15/2029	$86,000	$87,346
4.55%, 08/15/2031	50,000	51,135
4.75%, 08/15/2034	199,000	203,197
5.40%, 08/15/2054	96,000	100,650
5.75%, 05/15/2063	7,000	7,679
5.55%, 08/15/2064	161,000	172,102
		622,109
Investment Banking & Brokerage–1.10%
Blackstone Private Credit Fund,
4.95%, 09/26/2027(b)	95,000	94,178
6.25%, 01/25/2031(b)	9,000	9,251
Brookfield Finance, Inc. (Canada), 5.97%, 03/04/2054	18,000	19,565
Charles Schwab Corp. (The), Series K, 5.00%(c)(d)	8,000	7,860
Franklin BSP Capital Corp., 7.20%, 06/15/2029(b)	19,000	19,489
Goldman Sachs Group, Inc. (The),
5.80% (SOFR + 0.79%), 12/09/2026(f)	10,000	10,006
5.73%, 04/25/2030(c)	41,000	43,098
5.05%, 07/23/2030(c)	122,000	125,212
5.85%, 04/25/2035(c)	46,000	49,446
5.33%, 07/23/2035(c)	98,000	101,555
Series V, 4.13%(c)(d)	31,000	29,734
Series W, 7.50%(c)(d)	135,000	145,454
Series X, 7.50%(c)(d)	191,000	202,932
Series Y, 6.13%(c)(d)(e)	387,000	389,645
Morgan Stanley,
5.00%, 11/24/2025	3,000	3,016
5.12%, 02/01/2029(c)	5,000	5,128
5.16%, 04/20/2029(c)	8,000	8,225
5.45%, 07/20/2029(c)	9,000	9,354
6.41%, 11/01/2029(c)	11,000	11,823
5.17%, 01/16/2030(c)	8,000	8,249
5.04%, 07/19/2030(c)	88,000	90,452
5.25%, 04/21/2034(c)	13,000	13,431
5.42%, 07/21/2034(c)	9,000	9,390
5.47%, 01/18/2035(c)	8,000	8,368
5.83%, 04/19/2035(c)	41,000	44,056
5.32%, 07/19/2035(c)	137,000	142,318
5.95%, 01/19/2038(c)	5,000	5,243
5.94%, 02/07/2039(c)	31,000	32,560
		1,639,038
Leisure Products–0.04%
Brunswick Corp.,
5.85%, 03/18/2029	26,000	26,850
5.10%, 04/01/2052	5,000	4,223
Polaris, Inc., 6.95%, 03/15/2029	27,000	29,324
		60,397
Life & Health Insurance–1.66%
AIA Group Ltd. (Hong Kong),
5.38%, 04/05/2034(b)	200,000	206,566
4.95%, 03/30/2035(b)	200,000	199,728
5.40%, 09/30/2054(b)	200,000	200,516
Athene Global Funding, 5.58%, 01/09/2029(b)	95,000	98,420
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Life & Health Insurance–(continued)
Athene Holding Ltd., 6.25%, 04/01/2054	$36,000	$38,411
Corebridge Global Funding,
5.90%, 09/19/2028(b)	9,000	9,474
5.20%, 01/12/2029(b)	36,000	37,009
5.20%, 06/24/2029(b)	108,000	111,512
F&G Annuities & Life, Inc., 7.40%, 01/13/2028	9,000	9,512
GA Global Funding Trust, 5.50%, 01/08/2029(b)	80,000	83,013
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(h)	784,000	716,066
Manulife Financial Corp. (Canada), 4.06%, 02/24/2032(c)	6,000	5,913
MetLife, Inc., 5.25%, 01/15/2054	9,000	9,281
Nippon Life Insurance Co. (Japan), 5.95%, 04/16/2054(b)(c)	226,000	236,103
Pacific Life Global Funding II, 5.75% (SOFR + 0.80%), 03/30/2025(b)(f)	20,000	20,047
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/2061(b)	2,000	1,391
Pricoa Global Funding I, 4.65%, 08/27/2031(b)	150,000	152,043
Sumitomo Life Insurance Co. (Japan), 5.88%(b)(c)(d)	338,000	350,339
		2,485,344
Managed Health Care–0.07%
Humana, Inc., 5.75%, 12/01/2028	8,000	8,419
UnitedHealth Group, Inc.,
3.75%, 07/15/2025	2,000	1,995
5.25%, 02/15/2028	6,000	6,245
5.30%, 02/15/2030	7,000	7,384
5.35%, 02/15/2033	9,000	9,563
5.05%, 04/15/2053	8,000	7,951
5.63%, 07/15/2054	51,000	54,753
5.20%, 04/15/2063	7,000	7,012
		103,322
Marine Transportation–0.01%
A.P. Moller - Maersk A/S (Denmark), 5.88%, 09/14/2033(b)	8,000	8,570
Movies & Entertainment–0.02%
Netflix, Inc., 5.40%, 08/15/2054	13,000	13,773
Warnermedia Holdings, Inc.,
5.05%, 03/15/2042	6,000	4,901
5.14%, 03/15/2052	5,000	3,860
5.39%, 03/15/2062	7,000	5,368
		27,902
Multi-Family Residential REITs–0.28%
AvalonBay Communities, Inc., 5.30%, 12/07/2033	20,000	20,875
Essex Portfolio L.P., 5.50%, 04/01/2034	27,000	28,080
Invitation Homes Operating Partnership L.P., 4.88%, 02/01/2035	216,000	213,331
Mid-America Apartments L.P., 5.30%, 02/15/2032	113,000	117,627
	Principal Amount	Value
Multi-Family Residential REITs–(continued)
UDR, Inc., 5.13%, 09/01/2034	$45,000	$45,480
		425,393
Multi-line Insurance–0.17%
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	240,000	249,199
Multi-Utilities–0.63%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026	30,000	30,376
Ameren Illinois Co., 4.95%, 06/01/2033	9,000	9,275
Black Hills Corp., 6.15%, 05/15/2034	13,000	14,034
Dominion Energy, Inc.,
5.38%, 11/15/2032	7,000	7,331
Series B, 7.00%, 06/01/2054(c)	54,000	59,094
Series A, 6.88%, 02/01/2055(c)	41,000	43,555
DTE Electric Co., 5.20%, 03/01/2034	13,000	13,615
DTE Energy Co.,
4.95%, 07/01/2027	55,000	55,940
5.85%, 06/01/2034	21,000	22,552
ENGIE S.A. (France), 5.25%, 04/10/2029(b)	204,000	211,190
NiSource, Inc.,
5.25%, 03/30/2028	6,000	6,182
5.35%, 04/01/2034	43,000	44,669
6.95%, 11/30/2054(c)	41,000	42,457
6.38%, 03/31/2055(c)	85,000	86,802
Public Service Enterprise Group, Inc., 5.88%, 10/15/2028	26,000	27,436
Sempra,
6.40%, 10/01/2054(c)	188,000	188,824
6.88%, 10/01/2054(c)	62,000	64,421
WEC Energy Group, Inc., 5.15%, 10/01/2027	9,000	9,242
		936,995
Office REITs–0.54%
Boston Properties L.P., 5.75%, 01/15/2035	276,000	281,612
Brandywine Operating Partnership L.P.,
8.30%, 03/15/2028	36,000	38,849
8.88%, 04/12/2029	63,000	69,688
Cousins Properties L.P., 5.88%, 10/01/2034	112,000	115,036
Office Properties Income Trust, 9.00%, 09/30/2029(b)	24,000	20,567
Piedmont Operating Partnership L.P.,
9.25%, 07/20/2028	152,000	170,184
6.88%, 07/15/2029	112,000	117,765
		813,701
Oil & Gas Drilling–0.00%
Patterson-UTI Energy, Inc., 7.15%, 10/01/2033	7,000	7,542
Oil & Gas Equipment & Services–0.00%
Northern Natural Gas Co., 5.63%, 02/01/2054(b)	7,000	7,309
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Oil & Gas Exploration & Production–0.66%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	$100,000	$101,396
Aker BP ASA (Norway), 5.80%, 10/01/2054(b)	110,000	108,456
Apache Corp., 7.75%, 12/15/2029	11,000	12,269
Baytex Energy Corp. (Canada), 7.38%, 03/15/2032(b)	113,000	112,696
Civitas Resources, Inc.,
8.38%, 07/01/2028(b)	70,000	72,850
8.75%, 07/01/2031(b)	59,000	62,528
ConocoPhillips Co.,
5.55%, 03/15/2054	9,000	9,417
5.70%, 09/15/2063	7,000	7,476
Diamondback Energy, Inc.,
5.20%, 04/18/2027	45,000	45,937
5.15%, 01/30/2030	44,000	45,161
5.40%, 04/18/2034	31,000	31,660
5.75%, 04/18/2054	29,000	29,243
5.90%, 04/18/2064	22,000	22,192
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.88%, 05/15/2034(b)	95,000	94,853
Murphy Oil Corp.,
6.38%, 07/15/2028	15,000	15,251
6.00%, 10/01/2032	92,000	90,840
Southwestern Energy Co., 5.38%, 03/15/2030	45,000	44,894
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	73,000	75,255
		982,374
Oil & Gas Refining & Marketing–0.40%
Cosan (Luxembourg) S.A. (Brazil), 7.50%, 06/27/2030(b)	220,000	230,849
CVR Energy, Inc., 8.50%, 01/15/2029(b)	164,000	165,914
Phillips 66 Co., 5.30%, 06/30/2033	8,000	8,254
Raizen Fuels Finance S.A. (Brazil), 5.70%, 01/17/2035(b)	200,000	200,350
		605,367
Oil & Gas Storage & Transportation–2.58%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	118,000	122,223
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 07/15/2029(b)	19,000	19,768
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	8,000	8,471
Columbia Pipelines Holding Co. LLC,
6.06%, 08/15/2026(b)	8,000	8,199
5.10%, 10/01/2031(b)	95,000	95,872
Columbia Pipelines Operating Co. LLC, 5.70%, 10/01/2054(b)	151,000	151,931
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	8,000	8,435
7.38%, 01/15/2083(c)	6,000	6,196
7.63%, 01/15/2083(c)	7,000	7,495
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Energy Transfer L.P.,
4.00%, 10/01/2027	$4,000	$3,961
6.10%, 12/01/2028	7,000	7,451
6.40%, 12/01/2030	7,000	7,630
6.55%, 12/01/2033	8,000	8,838
5.55%, 05/15/2034	13,000	13,469
5.95%, 05/15/2054	10,000	10,243
8.00%, 05/15/2054(c)	88,000	94,748
6.05%, 09/01/2054	161,000	166,899
7.13%, 10/01/2054(c)	368,000	376,594
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia),
5.85%, 02/23/2036(b)	205,000	212,361
6.13%, 02/23/2038(b)	200,000	211,969
6.51%, 02/23/2042(b)	200,000	215,392
6.10%, 08/23/2042(b)	200,000	207,330
Kinder Morgan, Inc.,
4.80%, 02/01/2033	5,000	4,958
5.20%, 06/01/2033	8,000	8,102
MPLX L.P.,
4.25%, 12/01/2027	4,000	3,987
4.95%, 03/14/2052	5,000	4,490
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/2032(b)	116,000	119,631
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	91,000	93,997
ONEOK, Inc.,
5.65%, 11/01/2028	8,000	8,365
4.40%, 10/15/2029	172,000	171,469
5.80%, 11/01/2030	10,000	10,651
6.05%, 09/01/2033	9,000	9,621
6.63%, 09/01/2053	20,000	22,208
Sabine Pass Liquefaction LLC, 5.90%, 09/15/2037	8,000	8,441
South Bow Canadian Infrastructure Holdings Ltd. (Canada),
7.50%, 03/01/2055(b)(c)	86,000	90,427
7.63%, 03/01/2055(b)(c)	147,000	152,448
South Bow USA Infrastructure Holdings LLC (Canada),
5.03%, 10/01/2029(b)	126,000	126,384
5.58%, 10/01/2034(b)	90,000	90,906
6.18%, 10/01/2054(b)	87,000	88,127
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	7,000	7,530
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	143,000	144,725
Targa Resources Corp.,
5.50%, 02/15/2035	48,000	49,454
6.25%, 07/01/2052	5,000	5,387
Venture Global LNG, Inc.,
9.50%, 02/01/2029(b)	115,000	129,620
7.00%, 01/15/2030(b)	42,000	42,939
9.88%, 02/01/2032(b)	94,000	104,511
Western Midstream Operating L.P.,
6.15%, 04/01/2033	9,000	9,521
5.45%, 11/15/2034	138,000	138,402
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Williams Cos., Inc. (The),
5.30%, 08/15/2028	$25,000	$25,826
4.80%, 11/15/2029	80,000	81,198
5.65%, 03/15/2033	9,000	9,426
5.15%, 03/15/2034	20,000	20,228
5.80%, 11/15/2054	99,000	102,425
		3,850,879
Other Specialized REITs–0.22%
Simon Property Group L.P., 4.75%, 09/26/2034	329,000	326,412
Other Specialty Retail–0.00%
Tractor Supply Co., 5.25%, 05/15/2033	6,000	6,248
Packaged Foods & Meats–0.39%
Campbell Soup Co.,
5.20%, 03/21/2029	25,000	25,903
5.40%, 03/21/2034	32,000	33,569
4.75%, 03/23/2035	126,000	125,515
5.25%, 10/13/2054	98,000	97,497
J.M. Smucker Co. (The), 6.20%, 11/15/2033	9,000	9,959
Minerva (Luxembourg) S.A. (Brazil), 8.88%, 09/13/2033(b)	200,000	218,225
Post Holdings, Inc., 6.25%, 10/15/2034(b)	79,000	79,695
		590,363
Paper & Plastic Packaging Products & Materials–0.35%
Graphic Packaging International LLC, 6.38%, 07/15/2032(b)	137,000	141,515
Sealed Air Corp.,
6.13%, 02/01/2028(b)	13,000	13,229
7.25%, 02/15/2031(b)	33,000	34,968
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030(b)	112,000	115,829
5.44%, 04/03/2034(b)	103,000	107,476
5.78%, 04/03/2054(b)	100,000	107,412
		520,429
Passenger Airlines–0.37%
American Airlines Pass-Through Trust, Series 2021-1, Class A, 2.88%, 07/11/2034	3,571	3,122
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	291,667	291,074
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	11,424	10,163
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	8,024	7,977
4.75%, 10/20/2028(b)	17,681	17,665
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	4,527	4,624
Series 24-A, 5.88%, 02/15/2037	110,000	113,738
Series AA, 5.45%, 02/15/2037	101,000	105,503
		553,866
	Principal Amount	Value
Passenger Ground Transportation–0.23%
Uber Technologies, Inc.,
4.30%, 01/15/2030	$146,000	$145,582
4.80%, 09/15/2034	90,000	89,932
5.35%, 09/15/2054	117,000	116,114
		351,628
Personal Care Products–0.37%
Coty, Inc., 5.00%, 04/15/2026(b)(e)	500,000	498,278
Kenvue, Inc.,
5.05%, 03/22/2028	9,000	9,315
5.00%, 03/22/2030	32,000	33,440
4.90%, 03/22/2033	7,000	7,248
5.20%, 03/22/2063	7,000	7,195
		555,476
Pharmaceuticals–0.70%
AstraZeneca Finance LLC (United Kingdom),
4.85%, 02/26/2029	24,000	24,758
4.90%, 02/26/2031	45,000	46,834
Bristol-Myers Squibb Co.,
4.90%, 02/22/2027	7,000	7,151
4.90%, 02/22/2029	7,000	7,238
5.75%, 02/01/2031	26,000	28,166
5.90%, 11/15/2033	7,000	7,738
6.25%, 11/15/2053	7,000	8,114
6.40%, 11/15/2063	8,000	9,417
Eli Lilly and Co.,
4.70%, 02/09/2034	7,000	7,159
4.88%, 02/27/2053	6,000	6,011
5.00%, 02/09/2054	26,000	26,454
5.05%, 08/14/2054	173,000	177,414
5.10%, 02/09/2064	31,000	31,696
5.20%, 08/14/2064	49,000	50,618
Merck & Co., Inc.,
4.90%, 05/17/2044	20,000	20,135
5.00%, 05/17/2053	8,000	8,068
5.15%, 05/17/2063	7,000	7,158
Novartis Capital Corp. (Switzerland),
3.80%, 09/18/2029	184,000	182,857
4.00%, 09/18/2031	145,000	143,890
4.20%, 09/18/2034	146,000	144,050
4.70%, 09/18/2054	107,000	104,812
		1,049,738
Property & Casualty Insurance–0.15%
Allstate Corp. (The), 4.20%, 12/15/2046	2,000	1,751
Fairfax Financial Holdings Ltd. (Canada),
6.35%, 03/22/2054(b)	41,000	43,870
6.10%, 03/15/2055(b)	162,000	168,885
Travelers Cos., Inc. (The), 5.45%, 05/25/2053	7,000	7,491
		221,997
Rail Transportation–0.08%
CSX Corp., 4.90%, 03/15/2055	85,000	83,619
Norfolk Southern Corp.,
5.05%, 08/01/2030	9,000	9,373
5.55%, 03/15/2034	9,000	9,661
5.95%, 03/15/2064	9,000	9,982
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Rail Transportation–(continued)
Union Pacific Corp., 5.15%, 01/20/2063	$9,000	$9,089
		121,724
Regional Banks–0.10%
Citizens Financial Group, Inc., 5.64%, 05/21/2037(c)	3,000	2,973
Huntington Bancshares, Inc., 4.00%, 05/15/2025	4,000	3,977
M&T Bank Corp., 5.05%, 01/27/2034(c)	3,000	2,977
Regions Financial Corp., 5.72%, 06/06/2030(c)	96,000	99,483
Truist Financial Corp.,
6.05%, 06/08/2027(c)	9,000	9,238
4.87%, 01/26/2029(c)	4,000	4,044
7.16%, 10/30/2029(c)	8,000	8,771
5.44%, 01/24/2030(c)	7,000	7,247
4.92%, 07/28/2033(c)	4,000	3,924
6.12%, 10/28/2033(c)	2,000	2,160
5.87%, 06/08/2034(c)	7,000	7,444
		152,238
Reinsurance–0.28%
Global Atlantic (Fin) Co.,
4.70%, 10/15/2051(b)(c)	28,000	26,813
6.75%, 03/15/2054(b)	78,000	83,071
7.95%, 10/15/2054(b)(c)	95,000	99,401
Swiss Re Subordinated Finance PLC (United Kingdom), 5.70%, 04/05/2035(b)(c)	200,000	207,079
		416,364
Renewable Electricity–0.02%
Idaho Power Co., 5.20%, 08/15/2034	25,000	25,897
Restaurants–0.10%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.63%, 09/15/2029(b)	68,000	69,067
McDonald’s Corp.,
4.80%, 08/14/2028	34,000	34,920
4.95%, 08/14/2033	30,000	31,198
5.45%, 08/14/2053	10,000	10,435
		145,620
Retail REITs–0.27%
Agree L.P., 5.63%, 06/15/2034	31,000	32,446
Kimco Realty OP LLC, 4.85%, 03/01/2035	134,000	133,133
Kite Realty Group L.P.,
4.00%, 10/01/2026	5,000	4,936
4.95%, 12/15/2031	75,000	75,127
5.50%, 03/01/2034	7,000	7,216
NNN REIT, Inc.,
5.60%, 10/15/2033	7,000	7,337
5.50%, 06/15/2034	42,000	43,726
Realty Income Corp.,
2.20%, 06/15/2028	2,000	1,858
5.63%, 10/13/2032	7,000	7,444
5.38%, 09/01/2054	36,000	36,673
	Principal Amount	Value
Retail REITs–(continued)
Regency Centers L.P.,
5.25%, 01/15/2034	$9,000	$9,296
5.10%, 01/15/2035	49,000	49,893
		409,085
Self-Storage REITs–0.31%
Extra Space Storage L.P.,
5.70%, 04/01/2028	7,000	7,289
5.40%, 02/01/2034	29,000	29,971
Prologis L.P.,
4.88%, 06/15/2028	7,000	7,186
5.13%, 01/15/2034	9,000	9,312
5.00%, 03/15/2034	71,000	72,853
5.00%, 01/31/2035	115,000	117,821
5.25%, 06/15/2053	15,000	15,220
5.25%, 03/15/2054	142,000	144,370
Public Storage Operating Co.,
5.13%, 01/15/2029	7,000	7,301
5.10%, 08/01/2033	10,000	10,376
5.35%, 08/01/2053	34,000	35,197
		456,896
Semiconductors–0.71%
Broadcom, Inc.,
4.15%, 11/15/2030	4,000	3,952
4.93%, 05/15/2037(b)	4,000	3,998
Foundry JV Holdco LLC,
6.15%, 01/25/2032(b)	205,000	213,375
5.88%, 01/25/2034(b)	326,000	332,468
6.25%, 01/25/2035(b)	272,000	284,965
6.40%, 01/25/2038(b)	200,000	210,881
Micron Technology, Inc., 5.30%, 01/15/2031	10,000	10,394
		1,060,033
Single-Family Residential REITs–0.07%
American Homes 4 Rent L.P., 5.50%, 07/15/2034	108,000	111,747
Soft Drinks & Non-alcoholic Beverages–0.12%
Coca-Cola Co. (The),
5.00%, 05/13/2034	53,000	55,871
5.40%, 05/13/2064	112,000	119,984
		175,855
Sovereign Debt–2.68%
Abu Dhabi Government International Bond (United Arab Emirates), 5.50%, 04/30/2054(b)	200,000	213,712
Brazilian Government International Bond (Brazil),
6.13%, 01/22/2032	280,000	288,390
6.13%, 03/15/2034	420,000	429,047
7.13%, 05/13/2054	360,000	373,362
Costa Rica Government International Bond (Costa Rica), 7.30%, 11/13/2054(b)	200,000	221,303
Guatemala Government Bond (Guatemala), 6.05%, 08/06/2031(b)	200,000	205,360
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Sovereign Debt–(continued)
Mexico Government International Bond (Mexico),
6.00%, 05/07/2036	$200,000	$204,178
6.40%, 05/07/2054	250,000	250,655
Peruvian Government International Bond (Peru), 5.38%, 02/08/2035	70,000	71,873
Philippine Government International Bond (Philippines), 5.18%, 09/05/2049	277,000	282,530
Republic of Poland Government International Bond (Poland), 5.75%, 11/16/2032	5,000	5,380
Romanian Government International Bond (Romania),
5.25%, 11/25/2027(b)	30,000	30,286
6.63%, 02/17/2028(b)	138,000	144,438
5.88%, 01/30/2029(b)	90,000	92,330
7.13%, 01/17/2033(b)	106,000	116,121
5.75%, 03/24/2035(b)	190,000	188,955
Saudi Government International Bond (Saudi Arabia),
4.75%, 01/16/2030(b)	200,000	204,629
5.00%, 01/16/2034(b)	202,000	206,921
5.75%, 01/16/2054(b)	259,000	265,153
Trinidad & Tobago Government International Bond (Trinidad), 6.40%, 06/26/2034(b)	210,000	217,219
		4,011,842
Specialized Finance–0.03%
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(b)	38,000	40,607
Specialty Chemicals–0.58%
Eastman Chemical Co., 5.00%, 08/01/2029	52,000	53,265
Sasol Financing USA LLC (South Africa),
4.38%, 09/18/2026	200,000	194,421
8.75%, 05/03/2029(b)	200,000	211,716
5.50%, 03/18/2031	200,000	178,619
Sociedad Quimica y Minera de Chile S.A. (Chile), 6.50%, 11/07/2033(b)	210,000	226,584
		864,605
Steel–0.54%
Cleveland-Cliffs, Inc., 5.88%, 06/01/2027(e)	500,000	501,578
POSCO (South Korea), 5.63%, 01/17/2026(b)	200,000	202,578
Vale Overseas Ltd. (Brazil), 6.40%, 06/28/2054	100,000	105,442
		809,598
	Principal Amount	Value
Systems Software–0.56%
Oracle Corp.,
6.25%, 11/09/2032	$6,000	$6,641
4.90%, 02/06/2033	8,000	8,151
4.70%, 09/27/2034	265,000	264,412
6.90%, 11/09/2052	8,000	9,650
5.38%, 09/27/2054(e)	310,000	310,040
5.50%, 09/27/2064	235,000	234,285
		833,179
Technology Hardware, Storage & Peripherals–0.33%
Apple, Inc.,
4.38%, 05/13/2045	3,000	2,883
4.25%, 02/09/2047	2,000	1,883
Hewlett Packard Enterprise Co.,
5.00%, 10/15/2034	201,000	199,076
5.60%, 10/15/2054	290,000	284,903
		488,745
Telecom Tower REITs–0.00%
American Tower Corp., 4.00%, 06/01/2025	3,000	2,985
Tobacco–0.15%
B.A.T Capital Corp. (United Kingdom),
5.83%, 02/20/2031	32,000	33,958
6.00%, 02/20/2034	9,000	9,623
7.08%, 08/02/2043	9,000	10,321
7.08%, 08/02/2053	7,000	8,129
Philip Morris International, Inc.,
5.00%, 11/17/2025	7,000	7,054
5.13%, 11/17/2027	6,000	6,179
4.88%, 02/15/2028	22,000	22,496
5.25%, 09/07/2028	11,000	11,409
4.88%, 02/13/2029	70,000	71,791
5.13%, 02/13/2031	8,000	8,317
5.75%, 11/17/2032	5,000	5,376
5.38%, 02/15/2033	26,000	27,202
5.63%, 09/07/2033	9,000	9,586
		231,441
Trading Companies & Distributors–0.38%
Air Lease Corp., Series D, 6.00%(c)(d)	62,000	61,515
Fortress Transportation and Infrastructure Investors LLC, 7.00%, 05/01/2031(b)	82,000	86,505
Mitsubishi Corp. (Japan),
5.00%, 07/02/2029(b)	200,000	207,327
5.13%, 07/17/2034(b)	209,000	216,843
		572,190
Transaction & Payment Processing Services–0.08%
Fiserv, Inc.,
5.38%, 08/21/2028	27,000	28,060
5.63%, 08/21/2033	10,000	10,597
5.45%, 03/15/2034	66,000	69,017
Mastercard, Inc., 4.85%, 03/09/2033	9,000	9,360
		117,034
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Wireless Telecommunication Services–0.15%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 03/20/2025(b)	$25,000	$24,939
5.15%, 03/20/2028(b)	146,300	147,778
T-Mobile USA, Inc.,
5.65%, 01/15/2053	8,000	8,419
6.00%, 06/15/2054	8,000	8,821
Vodafone Group PLC (United Kingdom), 5.13%, 06/04/2081(c)	33,000	27,250
		217,207
Total U.S. Dollar Denominated Bonds & Notes (Cost $67,234,285)		69,538,954

Asset-Backed Securities–20.52%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, 0.71%, 02/25/2035(i)	1,033	1,027
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	380,000	357,236
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(i)	25,835	24,924
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(i)	90,118	84,564
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(i)	11,812	11,207
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(i)	72,525	62,832
Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(i)	181,540	158,757
Series 2022-1, Class A1, 2.88%, 12/25/2066(b)(i)	317,771	298,339
Series 2023-6, Class A1, 6.50%, 12/25/2067(b)(i)	89,392	91,006
Series 2024-2, Class A1, 5.99%, 01/25/2069(b)(i)	364,023	369,463
Apidos CLO XII, Series 2013-12A, Class ARR, 6.38% (3 mo. Term SOFR + 1.08%), 04/15/2031(b)(f)	219,296	219,721
Apidos CLO XXV, Series 2016-25A, Class A1R2, 6.43% (3 mo. Term SOFR + 1.15%), 10/20/2031(b)(f)	310,054	310,194
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-1A, Class A, 3.83%, 08/21/2028(b)	560,000	550,702
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	102,000	104,505
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	354,000	364,806
Bain Capital Credit CLO Ltd., Series 2021-1A, Class A, 6.60% (3 mo. Term SOFR + 1.32%), 04/18/2034(b)(f)	147,000	147,090
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class AS, 3.99%, 09/15/2048(i)	70,000	68,964
Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	28,913	24,831
Series 2007-C, Class 1A4, 4.38%, 05/20/2036(i)	8,893	7,853
Principal Amount		Value

Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037	$18,978	$16,187
Bank, Series 2019-BNK16, Class XA, IO, 1.10%, 02/15/2052(j)	1,458,862	46,017
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(i)	286,470	251,768
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(i)	286,470	242,004
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(i)	258,960	231,728
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(i)	290,578	255,379
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(i)	354,318	299,321
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(f)	19,740	18,775
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(f)	22,606	21,524
Benchmark Mortgage Trust,
Series 2018-B1, Class XA, IO, 0.66%, 01/15/2051(j)	1,135,685	16,225
Series 2018-B3, Class C, 4.67%, 04/10/2051(i)	42,000	35,327
Series 2019-B14, Class A5, 3.05%, 12/15/2062	90,000	83,581
Series 2019-B15, Class B, 3.56%, 12/15/2072	70,000	58,895
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(i)	55,921	53,766
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 6.06% (1 mo. Term SOFR + 0.96%), 11/15/2038(b)(f)	220,602	219,498
Series 2021-VOLT, Class A, 5.91% (1 mo. Term SOFR + 0.81%), 09/15/2036(b)(f)	250,000	248,570
Series 2021-VOLT, Class B, 6.16% (1 mo. Term SOFR + 1.06%), 09/15/2036(b)(f)	225,000	223,052
Series 2021-VOLT, Class D, 6.86% (1 mo. Term SOFR + 1.76%), 09/15/2036(b)(f)	100,000	99,042
BX Trust,
Series 2022-CLS, Class A, 5.76%, 10/13/2027(b)	130,000	131,416
Series 2022-LBA6, Class A, 6.10% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(f)	320,000	318,221
Series 2022-LBA6, Class B, 6.40% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(f)	230,000	228,056
Series 2022-LBA6, Class C, 6.70% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(f)	100,000	99,139
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-4A, Class A1RR, 6.50% (3 mo. Term SOFR + 1.22%), 07/20/2032(b)(f)	$254,000	$254,292
Series 2015-5A, Class A1R3, 6.38% (3 mo. Term SOFR + 1.10%), 01/20/2032(b)(f)	233,946	234,116
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 1.01%, 11/13/2050(j)	625,441	11,278
Chase Home Lending Mortgage Trust,
Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(i)	3,337	3,214
Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(i)	19,336	17,844
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(i)	21,153	19,364
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(i)	26,634	24,804
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.92%, 01/25/2036(i)	25,059	23,295
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.13%, 10/12/2050(j)	1,566,291	37,016
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1, Class 1A1, 7.20% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(f)	51,745	51,371
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(i)	284,058	239,620
Series 2024-1, Class A3A, 6.00%, 07/25/2054(b)(i)	292,867	295,055
COLT Mortgage Loan Trust,
Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(i)	148,194	132,968
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(i)	206,237	187,657
Series 2022-2, Class A1, 2.99%, 02/25/2067(b)(i)	206,331	197,031
Series 2022-3, Class A1, 3.90%, 02/25/2067(b)(i)	281,328	275,475
COMM Mortgage Trust,
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	715,000	707,937
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	475,000	470,616
Commercial Mortgage Trust, Series 2015-CR25, Class B, 4.67%, 08/10/2048(i)	72,000	70,442
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	1,913	1,871
Series 2005-26, Class 1A8, 5.50%, 11/25/2035	27,008	16,567
Series 2005-J4, Class A7, 5.50%, 11/25/2035	3,198	2,659
Principal Amount		Value

Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(i)	$35,659	$31,961
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(i)	81,205	72,632
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(i)	306,162	292,545
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(b)(i)	115,000	104,070
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(b)(i)	253,190	250,956
Cross Mortgage Trust, Series 2024-H2, Class A1, 6.09%, 04/25/2069(b)(i)	184,722	187,296
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	776,000	684,833
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 3A1, 4.78%, 06/25/2034(i)	5,361	5,047
CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	92,540	45,922
DB Master Finance LLC,
Series 2019-1A, Class A23, 4.35%, 05/20/2049(b)	47,500	46,443
Series 2019-1A, Class A2II, 4.02%, 05/20/2049(b)	47,500	46,948
Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	104,640	99,755
Dryden 93 CLO Ltd., Series 2021-93A, Class A1A, 6.64% (3 mo. Term SOFR + 1.34%), 01/15/2034(b)(f)	100,056	100,163
Ellington Financial Mortgage Trust,
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(i)	12,933	12,571
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(i)	7,175	7,054
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(i)	27,183	23,639
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(i)	213,030	188,704
Series 2022-3, Class A1, 5.00%, 08/25/2067(b)(i)	241,639	240,659
Series 2024-INV2, Class A1, 5.04%, 10/25/2069(b)(i)	150,000	150,191
Enterprise Fleet Financing LLC, Series 2024-2, Class A4, 5.69%, 12/20/2030(b)	52,000	54,089
Extended Stay America Trust, Series 2021-ESH, Class B, 6.59% (1 mo. Term SOFR + 1.49%), 07/15/2038(b)(f)	102,469	102,349
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A6, 5.50% (1 mo. Term SOFR + 0.76%), 11/25/2035(f)	51,913	21,411
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(i)	427,604	382,648
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(i)	138,553	124,349
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	311,233	320,170
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

GCAT Trust, Series 2019-NQM3, Class A1, 3.69%, 11/25/2059(b)(i)	$13,266	$12,915
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 3.36%, 04/19/2036(i)	31,083	25,414
GoldenTree Loan Management US CLO 5 Ltd., Series 2019-5A, Class ARR, 6.34% (3 mo. Term SOFR + 1.07%), 10/20/2032(b)(f)	260,000	260,231
Golub Capital Partners CLO 40(B) Ltd., Series 2019-40A, Class AR, 6.64% (3 mo. Term SOFR + 1.35%), 01/25/2032(b)(f)	262,086	262,377
GS Mortgage Securities Trust,
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	50,000	45,968
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	300,000	267,034
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(i)	243,852	218,492
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 5.28%, 07/25/2035(i)	6,090	5,622
Hertz Vehicle Financing III L.P.,
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	113,000	106,534
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	103,000	96,787
HPEFS Equipment Trust, Series 2023-2A, Class A2, 6.04%, 01/21/2031(b)	80,329	80,735
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041(b)	100,000	97,192
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class AS, 3.22%, 04/15/2046	10,251	9,413
JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(i)	10,336	10,441
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(i)	313,993	264,212
Series 2024-8, Class A3, 5.50%, 01/25/2055(b)(i)	78,582	78,708
Series 2024-VIS1, Class A1, 5.99%, 07/25/2064(b)(i)	241,355	244,992
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class B, 4.12%, 11/15/2047(i)	245,000	222,554
Series 2014-C25, Class AS, 4.07%, 11/15/2047	200,000	190,932
Series 2015-C27, Class XA, IO, 1.23%, 02/15/2048(j)	1,609,465	45
KKR CLO 15 Ltd., Series 15, Class A1R2, 6.32% (3 mo. Term SOFR + 1.10%), 01/18/2032(b)(f)	281,000	281,103
Principal Amount		Value

Life Mortgage Trust,
Series 2021-BMR, Class A, 5.91% (1 mo. Term SOFR + 0.81%), 03/15/2038(b)(f)	$122,936	$121,034
Series 2021-BMR, Class B, 6.09% (1 mo. Term SOFR + 0.99%), 03/15/2038(b)(f)	269,666	265,182
Series 2021-BMR, Class C, 6.31% (1 mo. Term SOFR + 1.21%), 03/15/2038(b)(f)	87,245	85,694
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 6.69% (3 mo. Term SOFR + 1.41%), 04/19/2033(b)(f)	731,904	733,221
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 5.17% (1 mo. Term SOFR + 0.31%), 08/25/2036(f)	34,541	12,307
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(i)	179,489	160,697
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(i)	173,998	155,525
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 2.39%, 11/25/2035(i)	4,222	3,976
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(i)	233,908	206,465
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 5.91% (1 mo. Term SOFR + 0.81%), 07/15/2038(b)(f)	125,000	124,129
Series 2021-STOR, Class B, 6.11% (1 mo. Term SOFR + 1.01%), 07/15/2038(b)(f)	105,000	103,956
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class AS, 3.83%, 12/15/2047	595,000	591,452
Morgan Stanley Capital I Trust,
Series 2017-HR2, Class XA, IO, 0.99%, 12/15/2050(j)	538,783	12,412
Series 2019-L2, Class A4, 4.07%, 03/15/2052	80,000	77,882
Series 2019-L3, Class AS, 3.49%, 11/15/2052	60,000	55,704
Morgan Stanley Re-REMIC Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(b)(i)	190,160	167,428
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-3, Class A1, 6.00%, 07/25/2054(b)(i)	231,358	233,086
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, 6.61% (3 mo. Term SOFR + 1.32%), 04/16/2033(b)(f)	248,169	248,606
Neuberger Berman Loan Advisers CLO 49 Ltd., Series 2022-49A, Class AR, 6.43% (3 mo. Term SOFR + 1.15%), 07/25/2035(b)(f)	256,000	256,238
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(i)	$12,996	$12,329
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(i)	17,329	16,272
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(i)	204,767	192,917
OBX Trust,
Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(i)	272,293	234,633
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(i)	240,450	216,884
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(b)(i)	235,000	215,352
Series 2024-NQM14, Class A1, 4.94%, 09/25/2064(b)(i)	195,000	195,406
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(i)	215,401	193,388
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1AR, 6.52% (3 mo. Term SOFR + 1.22%), 07/15/2030(b)(f)	191,969	192,145
Series 2020-8RA, Class A1, 6.77% (3 mo. Term SOFR + 1.48%), 01/17/2032(b)(f)	418,607	419,519
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(b)	114,000	101,591
Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	225,759	207,892
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(b)	247,546	246,594
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	357,105	381,594
Residential Accredit Loans, Inc. Trust,
Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	233	188
Series 2007-QS6, Class A28, 5.75%, 04/25/2037	3,068	2,501
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(i)	11,277	11,045
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(b)	197,855	193,345
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(b)(i)	330,273	312,007
Series 2022-1, Class A2, 3.58%, 03/27/2062(b)(i)	108,697	100,924
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	47,958	46,608
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	155,200	139,486
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	155,200	130,461
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(i)	114,338	106,915
Principal Amount		Value

Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(i)	$8,271	$7,926
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(i)	17,568	16,627
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(i)	326,400	288,095
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(i)	250,247	224,037
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A2, 5.95%, 09/25/2034(i)	1,912	1,872
Structured Asset Securities Corp. Mortgage Pass-Through Ctfs., Series 2003-34A, Class 5A5, 6.41%, 11/25/2033(i)	21,722	21,144
Subway Funding LLC,
Series 2024-1A, Class A23, 6.51%, 07/30/2054(b)	193,000	200,865
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	212,000	219,236
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	210,000	217,530
Series 2024-3A, Class A23, 5.91%, 07/30/2054(b)	220,000	221,082
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	200,000	200,434
Series 2024-3A, Class A2I, 5.57%, 07/30/2054(b)	205,000	205,943
Symphony CLO XX Ltd., Series 2018-20A, Class AR2, 6.39% (3 mo. Term SOFR + 1.10%), 01/16/2032(b)(f)	238,801	239,035
Symphony CLO XXII Ltd., Series 2020-22A, Class A1AR, 6.03% (3 mo. Term SOFR + 1.18%), 04/18/2033(b)(f)	250,000	250,231
Synchrony Card Funding LLC,
Series 2022-A2, Class A, 3.86%, 07/15/2028	428,000	425,580
Series 2024-A2, Class A, 4.93%, 07/15/2030	140,000	142,910
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	319,733	295,213
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 4.66%, 04/25/2045(i)	12,516	12,137
TICP CLO XV Ltd., Series 2020-15A, Class A, 6.82% (3 mo. Term SOFR + 1.54%), 04/20/2033(b)(f)	521,000	522,178
TierPoint Issuer LLC, Series 2023-1A, Class A2, 6.00%, 06/25/2053(b)	352,000	351,161
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	251,276	231,776
UBS Commercial Mortgage Trust,
Series 2017-C5, Class XA, IO, 1.21%, 11/15/2050(j)	943,778	20,379
Series 2019-C16, Class A4, 3.60%, 04/15/2052	80,000	75,738
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

Verus Securitization Trust,
Series 2020-1, Class A1, 3.42%, 01/25/2060(b)(i)	$35,349	$34,588
Series 2020-1, Class A2, 3.64%, 01/25/2060(b)(i)	38,427	37,657
Series 2021-1, Class A1B, 1.32%, 01/25/2066(b)(i)	70,600	63,955
Series 2021-7, Class A1, 1.83%, 10/25/2066(b)(i)	266,423	239,364
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(i)	65,030	61,438
Series 2022-1, Class A1, 2.72%, 01/25/2067(b)(i)	211,240	197,210
Series 2022-3, Class A1, 4.13%, 02/25/2067(b)(i)	145,938	140,972
Series 2022-7, Class A1, 5.15%, 07/25/2067(b)(i)	88,969	88,667
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(b)(i)	117,942	119,206
Series 2024-7, Class A1, 5.10%, 09/25/2069(b)(i)	150,000	150,117
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	34,429	32,794
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 6.05%, 10/25/2033(i)	16,158	15,521
Series 2005-AR14, Class 1A4, 4.92%, 12/25/2035(i)	38,726	35,838
Series 2005-AR16, Class 1A1, 4.81%, 12/25/2035(i)	18,337	16,747
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 1.00%, 12/15/2050(j)	835,734	19,000
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	55,943	54,380
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/2029	507,000	518,027
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class AS, 3.49%, 06/15/2046	27,082	26,226
Zaxby’s Funding LLC,
Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	496,155	457,029
Series 2024-1A, Class A2I, 6.59%, 04/30/2054(b)	125,000	130,707
Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.64%, 04/20/2054(b)	248,000	256,320
Total Asset-Backed Securities (Cost $32,213,346)		30,679,992
U.S. Government Sponsored Agency Mortgage-Backed Securities–14.24%
Collateralized Mortgage Obligations–0.51%
Fannie Mae Interest STRIPS,
IO, 7.00%, 02/25/2028 to 04/25/2032(k)	43,445	6,258
6.50%, 04/25/2029 to 02/25/2033(j)(k)	138,885	17,242
7.50%, 11/25/2029(k)	7,088	847
6.00%, 02/25/2033 to 03/25/2036(j)(k)	123,397	18,131
5.50%, 09/25/2033 to 06/25/2035(j)(k)	181,499	25,888
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Fannie Mae REMICs,
IO, 3.00%, 11/25/2027(k)	$19,759	$502
1.71% (7.10% - (30 Day Average SOFR + 0.11%)), 11/25/2030(f)(k)	19,587	1,251
2.44% (7.90% - (30 Day Average SOFR + 0.11%)), 11/18/2031 to 12/18/2031(f)(k)	1,499	144
2.51% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(f)(k)	31,568	3,063
1.86% (7.25% - (30 Day Average SOFR + 0.11%)), 01/25/2032(f)(k)	1,634	165
2.56% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(f)(k)	7,715	743
2.54% (8.00% - (30 Day Average SOFR + 0.11%)), 03/18/2032 to 12/18/2032(f)(k)	3,000	286
2.71% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032 to 04/25/2032(f)(k)	2,539	263
1.61% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 09/25/2032(f)(k)	7,888	706
2.41% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(f)(k)	252	29
2.61% (8.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 12/25/2032(f)(k)	118,377	13,110
2.64% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(f)(k)	9,602	663
2.86% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(f)(k)	45,763	6,821
7.00%, 04/25/2033(k)	1,754	214
0.66% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 07/25/2038(f)(k)	23,000	1,914
1.36% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 05/25/2035(f)(k)	7,253	367
1.21% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(f)(k)	15,603	1,053
1.31% (6.70% - (30 Day Average SOFR + 0.11%)), 05/25/2035(f)(k)	57,891	5,317
3.50%, 08/25/2035(k)	143,021	15,872
0.71% (6.10% - (30 Day Average SOFR + 0.11%)), 10/25/2035(f)(k)	58,847	5,893
4.00%, 04/25/2041 to 08/25/2047(k)	48,591	6,994
1.16% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(f)(k)	14,885	1,269
0.76% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(f)(k)	39,087	4,829
5.50%, 07/25/2046(k)	39,641	4,795
0.51% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(f)(k)	259,955	29,354
6.50%, 10/25/2028 to 10/25/2031	30,501	31,109
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
6.00%, 11/25/2028 to 12/25/2031	$35,382	$36,579
5.64% (30 Day Average SOFR + 0.36%), 08/25/2035(f)	284	282
4.79% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(f)	23,781	30,375
4.42% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(f)	14,556	17,090
4.42% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(f)	11,737	13,253
6.33% (30 Day Average SOFR + 1.05%), 06/25/2037(f)	9,051	9,185
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC03, Class X1, IO, 0.59%, 11/25/2024(j)	2,087,155	1,259
Series K734, Class X1, IO, 0.78%, 02/25/2026(j)	1,913,836	11,717
Series K735, Class X1, IO, 1.09%, 05/25/2026(j)	1,964,690	21,934
Series K083, Class AM, 4.03%, 10/25/2028(i)	23,000	22,960
Series K085, Class AM, 4.06%, 10/25/2028(i)	23,000	23,055
Series K089, Class AM, 3.63%, 01/25/2029(i)	39,000	38,420
Series K088, Class AM, 3.76%, 01/25/2029(i)	92,000	91,261
Series K093, Class X1, IO, 1.08%, 05/25/2029(j)	1,618,257	57,645
Freddie Mac REMICs,
IO, 2.19% (7.65% - (30 Day Average SOFR + 0.11%)), 07/15/2026 to 03/15/2029(f)(k)	18,537	612
3.00%, 06/15/2027 to 12/15/2027(k)	67,887	1,775
2.50%, 05/15/2028(k)	17,208	486
2.64% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029(f)(k)	419	28
1.24% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(f)(k)	125,566	8,087
1.29% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(f)(k)	12,979	849
1.26% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(f)(k)	11,888	776
0.69% (6.15% - (30 Day Average SOFR + 0.11%)), 07/15/2035(f)(k)	3,099	171
1.54% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(f)(k)	2,816	320
0.54% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(f)(k)	3,105	312
0.61% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(f)(k)	95,411	9,813
0.79% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(f)(k)	20,327	1,939
	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
0.64% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(f)(k)	$37,438	$3,784
4.00%, 03/15/2045(k)	4,855	72
6.50%, 02/15/2028 to 06/15/2032	129,345	132,697
8.00%, 03/15/2030	215	225
6.46% (30 Day Average SOFR + 1.11%), 02/15/2032(f)	321	325
3.50%, 05/15/2032	5,071	4,990
4.74% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(f)	3,461	4,460
5.86% (30 Day Average SOFR + 0.51%), 09/15/2035(f)	494	491
Freddie Mac STRIPS,
PO, 0.00%, 06/01/2026(g)	1,511	1,467
IO, 3.00%, 12/15/2027(k)	27,820	1,006
3.15%, 12/15/2027(j)	7,830	248
7.00%, 09/01/2029(k)	857	93
7.50%, 12/15/2029(k)	20,006	2,385
6.00%, 12/15/2032(k)	12,364	1,332
		758,850
Federal Home Loan Mortgage Corp. (FHLMC)–0.14%
9.00%, 01/01/2025 to 05/01/2025	48	48
6.50%, 07/01/2028 to 04/01/2034	27,612	28,849
6.00%, 10/01/2029	25,831	26,606
7.00%, 10/01/2031 to 10/01/2037	13,309	13,888
5.00%, 12/01/2034	527	541
5.50%, 09/01/2039	63,183	65,103
4.00%, 11/01/2048 to 07/01/2049	76,836	74,797
		209,832
Federal National Mortgage Association (FNMA)–4.31%
7.00%, 01/01/2030 to 12/01/2032	4,713	4,894
3.50%, 12/01/2030 to 05/01/2047	298,026	282,432
6.50%, 09/01/2031 to 01/01/2034	1,749	1,816
7.50%, 01/01/2033	646	672
5.50%, 02/01/2035 to 05/01/2036	31,784	32,798
TBA, 5.00%, 10/01/2054(l)	6,135,000	6,131,885
		6,454,497
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Government National Mortgage Association (GNMA)–3.22%
7.00%, 03/15/2026 to 08/15/2031	$326	$332
6.50%, 11/15/2031	611	627
6.00%, 11/15/2032	495	511
4.00%, 07/20/2049	23,450	22,909
IO, 1.34% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(f)(k)	17,293	1,454
1.44% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(f)(k)	99,733	7,348
4.50%, 09/16/2047(k)	95,355	13,913
0.99% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(f)(k)	92,513	14,270
TBA, 4.50%, 10/01/2054(l)	2,685,000	2,651,492
5.50%, 10/01/2054(l)	2,088,000	2,108,433
		4,821,289
Uniform Mortgage-Backed Securities–6.06%
TBA, 2.00%, 10/01/2039 to 10/01/2054(l)	1,286,000	1,136,648
3.50%, 10/01/2054(l)	3,400,000	3,166,500
5.50%, 10/01/2054(l)	4,700,000	4,755,158
		9,058,306
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $22,467,345)		21,302,774
U.S. Treasury Securities–11.42%
U.S. Treasury Bills–0.38%
4.78% - 4.82%, 01/30/2025(m)	571,000	562,666
U.S. Treasury Bonds–4.01%
4.13%, 08/15/2044(e)	3,193,500	3,169,049
4.63%, 05/15/2054	2,601,000	2,821,882
		5,990,931
U.S. Treasury Notes–7.03%
3.50%, 09/30/2026	1,864,900	1,859,764
3.38%, 09/15/2027	637,800	634,586
3.50%, 09/30/2029	1,689,700	1,684,750
3.63%, 09/30/2031	616,300	615,193
3.88%, 08/15/2034	5,684,500	5,724,913
		10,519,206
Total U.S. Treasury Securities (Cost $16,961,302)		17,072,803

Agency Credit Risk Transfer Notes–0.50%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R03, Class 1M1, 7.38% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(f)	220,132	223,246
Series 2022-R04, Class 1M1, 7.28% (30 Day Average SOFR + 2.00%), 03/25/2042(b)(f)	115,571	117,277
Series 2023-R02, Class 1M1, 7.58% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(f)	79,774	81,434
	Principal Amount		Value

Freddie Mac,
Series 2022-DNA3, Class M1A, STACR®, 7.28% (30 Day Average SOFR + 2.00%), 04/25/2042(b)(f)		$151,238	$153,281
Series 2022-HQA3, Class M1, STACR®, 7.58% (30 Day Average SOFR + 2.30%), 08/25/2042(b)(f)		102,577	105,044
Series 2023-DNA1, Class M1, STACR®, 7.36% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(f)		62,799	63,624
Total Agency Credit Risk Transfer Notes (Cost $732,091)			743,906
	Shares
Preferred Stocks–0.48%
Diversified Banks–0.02%
Bank of America Corp., 6.50%, Series Z, Pfd.(c)		3,000	3,001
Citigroup, Inc., 6.25%, Series T, Pfd.(c)		5,000	5,088
Citigroup, Inc., 4.00%, Series W, Pfd.(c)		9,000	8,834
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.		10	12,822
			29,745
Diversified Financial Services–0.25%
Apollo Global Management, Inc., 7.63%, Pfd.(c)		13,475	366,924
Investment Banking & Brokerage–0.09%
Goldman Sachs Group, Inc. (The), 8.24% (3 mo. Term SOFR + 3.14%), Series P, Pfd.(f)		6,000	6,005
Morgan Stanley, 6.88%, Series F, Pfd.		5,000	126,800
			132,805
Life & Health Insurance–0.00%
MetLife, Inc., 3.85%, Series G, Pfd.(c)		2,000	1,973
Regional Banks–0.12%
M&T Bank Corp., 7.50%, Series J, Pfd.		6,570	184,026
Total Preferred Stocks (Cost $663,830)			715,473
	Principal Amount
Municipal Obligations–0.15%
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041 (Cost $280,000)		$280,000	221,582
Non-U.S. Dollar Denominated Bonds & Notes–0.08%(n)
Movies & Entertainment–0.08%
Netflix, Inc., 3.88%, 11/15/2029(b) (Cost $111,565)	EUR	100,000	115,993
	Shares
Money Market Funds–19.44%
Invesco Government & Agency Portfolio, Institutional Class, 4.84%(o)(p)		10,170,608	10,170,608
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 4.78%(o)(p)	18,904,983	$18,904,983
Total Money Market Funds (Cost $29,075,591)		29,075,591
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-113.33% (Cost $169,739,355)		169,467,068
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.34%
Invesco Private Government Fund, 4.96%(o)(p)(q)	972,406	972,406
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.02%(o)(p)(q)	2,522,585	$2,523,594
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,496,000)		3,496,000
TOTAL INVESTMENTS IN SECURITIES–115.67% (Cost $173,235,355)		172,963,068
OTHER ASSETS LESS LIABILITIES—(15.67)%		(23,433,804)
NET ASSETS–100.00%		$149,529,264
Investment Abbreviations:
Conv.	– Convertible
Ctfs.	– Certificates
EUR	– Euro
IO	– Interest Only
Pfd.	– Preferred
PO	– Principal Only
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2024 was $58,591,689, which represented 39.18% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	All or a portion of this security was out on loan at September 30, 2024.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2024.
(g)	Zero coupon bond issued at a discount.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2024.
(j)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2024.
(k)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(l)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(m)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(n)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(o)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,138,168	$19,166,849	$(13,134,409)	$-	$-	$10,170,608	$253,769
Invesco Liquid Assets Portfolio, Institutional Class	2,974,042	8,550,573	(11,523,120)	(1,445)	(50)	-	125,777
Invesco Treasury Portfolio, Institutional Class	4,729,334	32,210,901	(18,035,252)	-	-	18,904,983	346,491
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,741,006	41,098,762	(41,867,362)	-	-	972,406	56,065*
Invesco Private Prime Fund	4,449,580	83,705,000	(85,630,200)	(1,118)	332	2,523,594	149,933*
Total	$18,032,130	$184,732,085	$(170,190,343)	$(2,563)	$282	$32,571,591	$932,035

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(p)	The rate shown is the 7-day SEC standardized yield as of September 30, 2024.
(q)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	65	December-2024	$13,535,742	$20,696	$20,696
U.S. Treasury 5 Year Notes	45	December-2024	4,944,727	(17,555)	(17,555)
U.S. Treasury 10 Year Notes	99	December-2024	11,313,844	(2,281)	(2,281)
U.S. Treasury Long Bonds	59	December-2024	7,327,062	(60,342)	(60,342)
U.S. Treasury Ultra Bonds	37	December-2024	4,924,469	(37,780)	(37,780)
Subtotal—Long Futures Contracts				(97,262)	(97,262)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Ultra Notes	106	December-2024	(12,539,469)	14,135	14,135
Total Futures Contracts				$(83,127)	$(83,127)

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
11/25/2024	Barclays Bank PLC	EUR	154,000	USD	169,435	$(2,364)

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$68,822,888	$716,066	$69,538,954
Asset-Backed Securities	—	30,679,992	—	30,679,992
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	21,302,774	—	21,302,774
U.S. Treasury Securities	—	17,072,803	—	17,072,803
Agency Credit Risk Transfer Notes	—	743,906	—	743,906
Preferred Stocks	690,572	24,901	—	715,473
Municipal Obligations	—	221,582	—	221,582
Non-U.S. Dollar Denominated Bonds & Notes	—	115,993	—	115,993
Money Market Funds	29,075,591	3,496,000	—	32,571,591
Total Investments in Securities	29,766,163	142,480,839	716,066	172,963,068
Other Investments - Assets*
Investments Matured	—	292,576	—	292,576
Futures Contracts	34,831	—	—	34,831
	34,831	292,576	—	327,407
Other Investments - Liabilities*
Futures Contracts	(117,958)	—	—	(117,958)
Forward Foreign Currency Contracts	—	(2,364)	—	(2,364)
	(117,958)	(2,364)	—	(120,322)
Total Other Investments	(83,127)	290,212	—	207,085
Total Investments	$29,683,036	$142,771,051	$716,066	$173,170,153

*	Unrealized appreciation (depreciation).
Invesco V.I. Core Plus Bond Fund